Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.75%
Air Freight & Logistics–0.74%
Air Transport Services Group, Inc.(b)	281,444	$8,235,051
Alternative Carriers–0.85%
Iridium Communications, Inc.(b)	228,889	9,441,671
Apparel Retail–1.58%
American Eagle Outfitters, Inc.	429,102	12,546,942
Children’s Place, Inc. (The)(b)	73,055	5,091,934
		17,638,876
Application Software–6.40%
Avalara, Inc.(b)	57,925	7,728,933
Avaya Holdings Corp.(b)	450,125	12,617,004
Cognyte Software Ltd. (Israel)(b)	165,101	4,591,459
LivePerson, Inc.(b)	182,155	9,606,855
Manhattan Associates, Inc.(b)	83,040	9,747,235
Nuance Communications, Inc.(b)	252,733	11,029,268
Q2 Holdings, Inc.(b)	86,110	8,628,222
Verint Systems, Inc.(b)	165,101	7,510,444
		71,459,420
Asset Management & Custody Banks–0.35%
Blucora, Inc.(b)	232,824	3,874,191
Auto Parts & Equipment–1.12%
Visteon Corp.(b)	102,124	12,454,022
Automotive Retail–1.27%
Lithia Motors, Inc., Class A	36,280	14,152,465
Biotechnology–2.60%
CRISPR Therapeutics AG (Switzerland)(b)	42,109	5,130,982
Emergent BioSolutions, Inc.(b)	77,316	7,183,430
Natera, Inc.(b)	111,030	11,273,986
TG Therapeutics, Inc.(b)	112,816	5,437,731
		29,026,129
Building Products–3.01%
Masonite International Corp.(b)	95,422	10,996,431
Owens Corning	152,361	14,030,924
Trex Co., Inc.(b)	93,379	8,547,914
		33,575,269
Casinos & Gaming–1.36%
Penn National Gaming, Inc.(b)	144,660	15,166,154
Communications Equipment–0.68%
Ciena Corp.(b)	139,434	7,629,829
Construction & Engineering–2.40%
NV5 Global, Inc.(b)	148,209	14,312,543
Shares		Value
Construction & Engineering–(continued)
WillScot Mobile Mini Holdings Corp.(b)	451,098	$12,517,970
		26,830,513
Construction Materials–2.40%
Eagle Materials, Inc.	99,195	13,332,800
Summit Materials, Inc., Class A(b)	482,007	13,505,836
		26,838,636
Consumer Finance–1.64%
OneMain Holdings, Inc.	341,667	18,354,351
Diversified Metals & Mining–1.06%
MP Materials Corp.(b)(c)	330,505	11,881,655
Electrical Components & Equipment–1.82%
EnerSys	110,762	10,057,190
Vertiv Holdings Co.	512,652	10,253,040
		20,310,230
Electronic Equipment & Instruments–1.09%
Badger Meter, Inc.	131,075	12,199,150
Electronic Manufacturing Services–0.98%
Flex Ltd.(b)	595,741	10,908,018
Environmental & Facilities Services–0.80%
Casella Waste Systems, Inc., Class A(b)	140,676	8,942,773
Fertilizers & Agricultural Chemicals–1.05%
Scotts Miracle-Gro Co. (The)	47,905	11,735,288
Financial Exchanges & Data–1.01%
TMX Group Ltd. (Canada)	108,070	11,230,096
Food Retail–0.78%
Sprouts Farmers Market, Inc.(b)	325,560	8,666,407
Footwear–2.42%
Crocs, Inc.(b)	159,177	12,805,790
Wolverine World Wide, Inc.	370,181	14,185,336
		26,991,126
Health Care Equipment–3.24%
AtriCure, Inc.(b)	207,074	13,567,488
CONMED Corp.	99,522	12,996,578
Hill-Rom Holdings, Inc.	86,668	9,575,081
		36,139,147
Health Care Facilities–1.66%
Encompass Health Corp.	132,886	10,883,363
Pennant Group, Inc. (The)(b)	166,291	7,616,128
		18,499,491

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Services–1.90%
Castle Biosciences, Inc.(b)	154,173	$10,554,684
LHC Group, Inc.(b)	55,429	10,598,579
		21,153,263
Health Care Supplies–1.59%
ICU Medical, Inc.(b)	36,479	7,494,246
OrthoPediatrics Corp.(b)	209,763	10,225,946
		17,720,192
Health Care Technology–0.96%
Simulations Plus, Inc.	168,804	10,675,165
Heavy Electrical Equipment–0.86%
TPI Composites, Inc.(b)	169,507	9,565,280
Homebuilding–1.52%
Taylor Morrison Home Corp., Class A(b)	549,021	16,915,337
Hotel & Resort REITs–1.64%
Ryman Hospitality Properties, Inc.	236,014	18,293,445
Hotels, Resorts & Cruise Lines–1.42%
Travel + Leisure Co.	259,228	15,854,385
Industrial Machinery–4.91%
Altra Industrial Motion Corp.	183,464	10,149,229
Gates Industrial Corp. PLC(b)	647,267	10,349,799
Helios Technologies, Inc.	181,824	13,249,515
ITT, Inc.	128,592	11,690,299
SPX Corp.(b)	161,031	9,383,276
		54,822,118
Industrial REITs–1.68%
EastGroup Properties, Inc.	66,099	9,470,665
STAG Industrial, Inc.	275,586	9,262,445
		18,733,110
Interactive Media & Services–1.14%
Eventbrite, Inc., Class A(b)	574,209	12,724,471
Internet & Direct Marketing Retail–1.10%
Overstock.com, Inc.(b)	185,797	12,310,909
Investment Banking & Brokerage–2.79%
LPL Financial Holdings, Inc.	121,394	17,257,371
Piper Sandler Cos.	127,087	13,935,090
		31,192,461
Life & Health Insurance–0.91%
Primerica, Inc.	68,832	10,174,746
Life Sciences Tools & Services–2.67%
Medpace Holdings, Inc.(b)	80,982	13,285,097
NeoGenomics, Inc.(b)	342,988	16,542,311
		29,827,408
Multi-line Insurance–0.84%
Assurant, Inc.	65,776	9,325,064
Shares		Value
Packaged Foods & Meats–0.65%
Calavo Growers, Inc.	93,851	$7,286,592
Paper Packaging–0.74%
Graphic Packaging Holding Co.	457,314	8,304,822
Property & Casualty Insurance–0.66%
Hanover Insurance Group, Inc. (The)	56,829	7,357,082
Real Estate Services–0.48%
FirstService Corp. (Canada)	36,476	5,414,365
Regional Banks–8.11%
Columbia Banking System, Inc.	248,041	10,688,087
Community Bank System, Inc.	124,990	9,589,233
Glacier Bancorp, Inc.	192,231	10,972,545
Pacific Premier Bancorp, Inc.	256,486	11,141,752
Pinnacle Financial Partners, Inc.	136,955	12,142,430
South State Corp.	98,820	7,758,358
Webster Financial Corp.	196,715	10,840,964
Western Alliance Bancorporation	184,445	17,418,986
		90,552,355
Research & Consulting Services–0.82%
Huron Consulting Group, Inc.(b)	182,723	9,205,585
Restaurants–0.61%
Papa John’s International, Inc.	76,483	6,779,453
Semiconductor Equipment–2.25%
Brooks Automation, Inc.	167,711	13,693,603
Entegris, Inc.	101,680	11,367,824
		25,061,427
Semiconductors–5.14%
Lattice Semiconductor Corp.(b)	428,754	19,302,505
MACOM Technology Solutions Holdings, Inc.(b)	235,211	13,646,942
Power Integrations, Inc.	150,180	12,236,667
Semtech Corp.(b)	176,651	12,188,919
		57,375,033
Specialized Consumer Services–0.85%
Terminix Global Holdings, Inc.(b)	198,195	9,447,956
Specialized REITs–0.96%
Gaming and Leisure Properties, Inc.	252,141	10,698,343
Specialty Chemicals–0.93%
Ashland Global Holdings, Inc.	116,835	10,371,443
Steel–1.05%
Cleveland-Cliffs, Inc.	582,767	11,719,444
Thrifts & Mortgage Finance–1.40%
Essent Group Ltd.	173,125	8,221,706
Radian Group, Inc.	317,372	7,378,899
		15,600,605
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Tires & Rubber–1.21%
Cooper Tire & Rubber Co.	240,329	$13,453,617
Trading Companies & Distributors–1.97%
Applied Industrial Technologies, Inc.	128,850	11,747,254
Univar Solutions, Inc.(b)	474,285	10,216,099
		21,963,353
Trucking–0.77%
Knight-Swift Transportation Holdings, Inc.	178,574	8,587,624
Water Utilities–0.91%
California Water Service Group	179,829	10,131,566
Total Common Stocks & Other Equity Interests (Cost $704,089,051)		1,090,777,977
Money Market Funds–2.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	7,988,116	7,988,116
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	5,809,514	5,811,838
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	9,129,276	9,129,276
Total Money Market Funds (Cost $22,928,981)		22,929,230
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $727,018,032)		1,113,707,207
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.03%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,580,787	$4,580,787
Invesco Private Prime Fund, 0.12%(d)(e)(f)	6,868,433	6,871,180
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,451,967)		11,451,967
TOTAL INVESTMENTS IN SECURITIES–100.83% (Cost $738,469,999)		1,125,159,174
OTHER ASSETS LESS LIABILITIES—(0.83)%		(9,236,212)
NET ASSETS–100.00%		$1,115,922,962
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,625,841	$15,705,182	$(11,342,907)	$-	$-	$7,988,116	$249
Invesco Liquid Assets Portfolio, Institutional Class	2,695,658	11,217,987	(8,102,077)	144	126	5,811,838	180
Invesco Treasury Portfolio, Institutional Class	4,143,818	17,948,780	(12,963,322)	-	-	9,129,276	93
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	56,407	32,850,550	(28,326,170)	-	-	4,580,787	144*
Invesco Private Prime Fund	84,610	42,535,972	(35,749,402)	-	-	6,871,180	1,461*
Total	$10,606,334	$120,258,471	$(96,483,878)	$144	$126	$34,381,197	$2,127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,090,777,977	$—	$—	$1,090,777,977
Money Market Funds	22,929,230	11,451,967	—	34,381,197
Total Investments	$1,113,707,207	$11,451,967	$—	$1,125,159,174
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Small Cap Equity Fund